Taxes	12 Months Ended
Dec. 31, 2014
Taxes [Abstract]
Taxes Disclosure [Text Block]
Note 14 – Taxes

Taxes Payable

Taxes payable as of December 31, 2014 and December 31, 2013 consist of the following:

	December 31,	December 31,
	2014	2013
VAT tax payable	$568,515	$434,891
Corporation income tax payable	1,543,294	1,244,778
Other tax payable	160,297	159,931
Total	$2,272,106	$1,839,600

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK is a holding company registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at unified rate of 15% starting from 2008 when it was approved by local government as a high-tech company.

Tantech Energy was registered in the PRC and is subject to corporate income tax at unified rate of 15% starting from 2013 when it was approved by local government as a high-tech company.

Tantech Charcoal was registered in the PRC and are currently subject to corporate income tax at unified rate of 25%.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact (a)	(10)%	(11)%
Permanent difference	1%	2%
Changes of deferred tax assets allowances	—	(1)%
Total	16%	15%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

The provision for income tax consists of the following:

	Years ended December 31,
	2014	2013

Current	$2,524,901	$1,930,382
Deferred	329,588	(109,901)
Total	$2,854,489	$1,820,481

Significant components of deferred tax assets are as follows:

	December 31,
	2014	2013
Allowance for doubtful accounts and other reserves	$140,226	$464,077
Inventory reserve	—	10,914
Accumulated depreciation	26,109	23,162
Operating loss carry forward	—	137,133
Allowance for operating loss carry forward	—	(137,133)
Total	$166,335	$498,153